Performance Management - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional	Mar. 31, 2026
Nomura Asset Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Asset Strategy Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  6.51%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  17.88% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.74% for the quarter ended March  31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	9.92%	7.35%	7.61%
Class A return after taxes on distributions.......................................	7.38%	4.73%	5.53%
Class A return after taxes on distributions and sale of Fund shares.....................	7.36%	5.08%	5.50%
Class C return before taxes.................................................	14.75%	7.75%	7.57%
Institutional Class return before taxes..........................................	16.90%	8.90%	8.53%
Class R6 return before taxes................................................	16.98%	9.01%	8.66%
Class R return before taxes.................................................	16.31%	8.31%	7.92%
Class Y return before taxes..................................................	16.63%	8.64%	8.28%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)......	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)...............................................................	22.87%	11.70%	12.28%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees or expenses
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Asset Strategy Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 6.51%.
Bar Chart, Year to Date Return	6.51%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Balanced Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  7.19%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  15.62% for the quarter ended June 30, 2020, and its lowest quarterly return was -16.28% for the quarter ended March  31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	5.30%	6.67%	7.79%
Class A return after taxes on distributions.......................................	4.50%	4.67%	5.93%
Class A return after taxes on distributions and sale of Fund shares.....................	3.49%	4.74%	5.75%
Class C return before taxes.................................................	9.94%	7.10%	7.78%
Institutional Class return before taxes..........................................	12.03%	8.19%	8.69%
Class R6 return before taxes................................................	12.11%	8.30%	8.83%
Class R return before taxes.................................................	11.44%	7.62%	8.08%
Class Y return before taxes..................................................	11.70%	7.93%	8.43%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Balanced Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 7.19%.
Bar Chart, Year to Date Return	7.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Core Equity Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  10.75%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  20.29% for the quarter ended June 30, 2020, and its lowest quarterly return was -17.74% for the quarter ended March  31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	8.70%	12.47%	13.07%
Class A return after taxes on distributions.......................................	5.37%	9.20%	10.44%
Class A return after taxes on distributions and sale of Fund shares.....................	7.52%	9.29%	10.08%
Class C return before taxes.................................................	13.59%	12.93%	13.00%
Institutional Class return before taxes..........................................	15.64%	14.09%	14.01%
Class R6 return before taxes................................................	15.73%	14.18%	14.13%
Class R return before taxes.................................................	15.04%	13.48%	13.36%
Class Y return before taxes..................................................	15.35%	13.86%	13.90%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)....................	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Core Equity Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 10.75%.
Bar Chart, Year to Date Return	10.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Global Growth Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  9.27%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  22.41% for the quarter ended June 30, 2020, and its lowest quarterly return was -20.48% for the quarter ended March  31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes.................................................	11.07%	8.48%	9.87%
Class A return after taxes on distributions.......................................	8.90%	4.91%	7.42%
Class A return after taxes on distributions and sale of Fund shares.....................	8.09%	5.83%	7.41%
Class C return before taxes.................................................	15.97%	8.86%	9.78%
Institutional Class return before taxes..........................................	18.16%	10.03%	10.82%
Class R6 return before taxes................................................	18.28%	10.13%	10.96%
Class R return before taxes.................................................	17.57%	9.45%	10.20%
Class Y return before taxes.................................................	17.84%	9.77%	10.54%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)......	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)...............................................................	22.87%	11.70%	12.28%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees or expenses
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Global Growth Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 9.27%.
Bar Chart, Year to Date Return	9.27%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura International Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura International Core Equity Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  9.76%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 18.28% for the quarter ended December 31, 2022, and its lowest quarterly return was -24.49% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes.................................................	16.85%	6.41%	5.86%
Class A return after taxes on distributions.......................................	14.02%	5.54%	5.01%
Class A return after taxes on distributions and sale of Fund shares.....................	12.28%	4.96%	4.51%
Class C return before taxes.................................................	22.02%	6.90%	5.90%
Institutional Class return before taxes..........................................	24.32%	8.02%	6.86%
Class R6 return before taxes................................................	24.45%	8.08%	6.92%
Class R return before taxes.................................................	23.70%	7.39%	6.19%
Class Y return before taxes.................................................	23.98%	7.71%	6.53%
MSCI ACWI (All Country World Index) ex USA Index (net) (reflects no deduction for fees or expenses)............................................................	32.39%	7.91%	8.41%
MSCI ACWI (All Country World Index) ex USA Index (gross) (reflects no deduction for fees, expenses, or taxes)......................................................	33.11%	8.46%	8.95%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees or expenses
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura International Core Equity Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 9.76%.
Bar Chart, Year to Date Return	9.76%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.28%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Large Cap Growth Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of -1.62%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.44% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.61% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	2.58%	10.73%	14.75%
Class A return after taxes on distributions.......................................	0.69%	8.92%	12.73%
Class A return after taxes on distributions and sale of Fund shares.....................	2.88%	8.08%	11.66%
Class C return before taxes.................................................	7.07%	11.17%	14.71%
Institutional Class return before taxes..........................................	9.12%	12.36%	15.75%
Class R6 return before taxes................................................	9.20%	12.41%	15.83%
Class R return before taxes.................................................	8.57%	11.72%	15.05%
Class Y return before taxes..................................................	8.84%	12.05%	15.45%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes).................	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)...........	18.56%	15.32%	18.13%
[1]
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Large Cap Growth Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of -1.62%.
Bar Chart, Year to Date Return	(1.62%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	25.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Mid Cap Growth Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 4.99%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 37.07% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.85% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	-4.96%	-1.20%	10.00%
Class A return after taxes on distributions.......................................	-7.19%	-3.36%	7.88%
Class A return after taxes on distributions and sale of Fund shares.....................	-1.30%	-0.94%	7.96%
Class C return before taxes.................................................	-0.76%	-0.78%	9.99%
Institutional Class return before taxes..........................................	1.12%	0.27%	11.00%
Class R6 return before taxes................................................	1.24%	0.32%	11.07%
Class R return before taxes.................................................	0.59%	-0.32%	10.31%
Class Y return before taxes..................................................	0.84%	-0.02%	10.67%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)..........	8.66%	6.65%	12.49%
[2]
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Mid Cap Growth Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 4.99%.
Bar Chart, Year to Date Return	4.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	37.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.85%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura Mid Cap Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Mid Cap Income Opportunities Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 9.01%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  23.59% for the quarter ended June 30, 2020, and its lowest quarterly return was -29.52% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	1.97%	6.84%	9.51%
Class A return after taxes on distributions.......................................	-1.29%	4.99%	8.29%
Class A return after taxes on distributions and sale of Fund shares.....................	3.41%	5.20%	7.62%
Class C return before taxes.................................................	6.37%	7.29%	9.51%
Institutional Class return before taxes..........................................	8.45%	8.43%	10.51%
Class R6 return before taxes................................................	8.60%	8.49%	10.58%
Class R return before taxes.................................................	7.91%	7.80%	9.81%
Class Y return before taxes..................................................	8.17%	8.11%	10.16%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)................	10.60%	8.67%	11.01%
[3]
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Mid Cap Income Opportunities Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 9.01%.
Bar Chart, Year to Date Return	9.01%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Smid Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Smid Cap Core Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  21.42%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 26.93% for the quarter ended December 31, 2020, and its lowest quarterly return was  -29.00% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	2.42%	7.04%	9.28%
Class A return after taxes on distributions.......................................	1.98%	4.53%	7.37%
Class A return after taxes on distributions and sale of Fund shares.....................	1.73%	4.77%	6.93%
Class C return before taxes.................................................	6.91%	7.52%	9.30%
Institutional Class return before taxes..........................................	8.95%	8.66%	10.34%
Class R6 return before taxes................................................	9.07%	8.72%	10.41%
Class R return before taxes.................................................	8.37%	8.03%	9.65%
Class Y return before taxes..................................................	8.63%	8.33%	9.98%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell 2500TM Index (reflects no deduction for fees, expenses, or taxes)................	11.91%	7.26%	10.40%
[4]
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Smid Cap Core Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 21.42%.
Bar Chart, Year to Date Return	21.42%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Small Cap Growth Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  21.87%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 27.88% for the quarter ended June 30, 2020, and its lowest quarterly return was  -21.70% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	7.07%	0.83%	9.16%
Class A return after taxes on distributions.......................................	2.76%	-2.29%	6.26%
Class A return after taxes on distributions and sale of Fund shares.....................	7.31%	0.29%	6.94%
Class C return before taxes.................................................	11.61%	1.24%	9.17%
Institutional Class return before taxes..........................................	13.83%	2.32%	10.16%
Class R6 return before taxes................................................	13.93%	2.38%	10.24%
Class R return before taxes.................................................	13.25%	1.73%	9.49%
Class Y return before taxes..................................................	13.50%	2.03%	9.84%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)...........	13.01%	3.18%	9.57%
[5]
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Small Cap Growth Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 21.87%.
Bar Chart, Year to Date Return	21.87%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura Systematic Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Systematic Emerging Markets Equity Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  24.01%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  27.23% for the quarter ended June 30, 2020, and its lowest quarterly return was -23.93% for the quarter ended March  31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	19.29%	-0.28%	7.49%
Class A return after taxes on distributions.......................................	17.48%	-1.25%	6.89%
Class A return after taxes on distributions and sale of Fund shares.....................	14.04%	-0.04%	6.16%
Class C return before taxes.................................................	24.60%	0.19%	7.51%
Institutional Class return before taxes..........................................	26.93%	1.23%	8.52%
Class R6 return before taxes................................................	27.13%	1.33%	8.60%
Class R return before taxes.................................................	26.31%	0.66%	7.85%
Class Y return before taxes..................................................	26.59%	0.92%	8.18%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)...........	33.57%	4.20%	8.42%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)....	34.36%	4.67%	8.86%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees or expenses
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Systematic Emerging Markets Equity Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 24.01%.
Bar Chart, Year to Date Return	24.01%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Climate Solutions Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Climate Solutions Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance  from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad  measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund. Performance prior to the Fund’s repositioning on July 29, 2022 reflects the Fund’s former strategies; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  15.63%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 38.84% for the quarter ended December 31, 2020, and its lowest quarterly return was  -61.54% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	15.57%	16.68%	0.54%
Class A return after taxes on distributions.......................................	15.31%	16.24%	0.30%
Class A return after taxes on distributions and sale of Fund shares.....................	9.40%	13.46%	0.37%
Class C return before taxes.................................................	20.69%	17.22%	0.58%
Institutional Class return before taxes..........................................	22.83%	18.43%	1.47%
Class R6 return before taxes................................................	23.03%	18.53%	1.56%
Class R return before taxes.................................................	22.32%	17.74%	0.84%
Class Y return before taxes..................................................	22.57%	18.06%	1.17%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)......	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)...............................................................	22.87%	11.70%	12.28%
MSCI ACWI Investable Market Index (net) (reflects no deduction for fees or expenses).......	22.06%	10.75%	11.45%
MSCI ACWI Investable Market Index (gross) (reflects no deduction for fees, expenses, or taxes)...............................................................	22.60%	11.26%	11.99%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees or expenses
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Climate Solutions Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 15.63%.
Bar Chart, Year to Date Return	15.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	38.84%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(61.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Natural Resources Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Natural Resources Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 8.13%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  25.86% for the quarter ended June 30, 2020, and its lowest quarterly return was -38.77% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	30.06%	14.20%	6.08%
Class A return after taxes on distributions.......................................	30.06%	13.48%	5.66%
Class A return after taxes on distributions and sale of Fund shares.....................	17.80%	11.18%	4.72%
Class C return before taxes.................................................	36.00%	14.73%	6.14%
Institutional Class return before taxes..........................................	38.26%	15.98%	7.20%
Class R6 return before taxes................................................	38.52%	16.10%	7.35%
Class R return before taxes.................................................	37.64%	15.37%	6.61%
Class Y return before taxes..................................................	37.93%	15.69%	6.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes).....................	17.88%	14.42%	14.82%
S&P Global Natural Resources Index (net) (reflects no deduction for fees or expenses).......	28.86%	10.60%	10.38%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Natural Resources Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 8.13%.
Bar Chart, Year to Date Return	8.13%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	25.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(38.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Real Estate Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Real Estate Securities Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective July 29, 2022, the Fund changed its investment strategy. Performance prior to the Fund’s change of investment strategy on July 29, 2022 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 17.35%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.68% for the quarter ended September 30, 2024, and its lowest quarterly return was -21.73% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	0.49%	4.98%	4.68%
Class A return after taxes on distributions.......................................	-4.56%	0.58%	1.39%
Class A return after taxes on distributions and sale of Fund shares.....................	3.27%	3.27%	3.05%
Class C return before taxes.................................................	5.00%	5.36%	4.62%
Institutional Class return before taxes..........................................	6.97%	6.53%	5.65%
Class R6 return before taxes................................................	7.13%	6.65%	5.79%
Class R return before taxes.................................................	6.33%	5.95%	5.04%
Class Y return before taxes..................................................	6.63%	6.26%	5.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes).....................	17.88%	14.42%	14.82%
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes).........	2.88%	6.63%	5.70%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Real Estate Securities Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 17.35%.
Bar Chart, Year to Date Return	17.35%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.68%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Science and Technology Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Science and Technology Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  43.50%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 28.28% for the quarter ended June 30, 2025, and its lowest quarterly return was  -24.09% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	26.10%	12.70%	16.89%
Class A return after taxes on distributions.......................................	21.42%	7.46%	13.13%
Class A return after taxes on distributions and sale of Fund shares.....................	18.75%	8.60%	13.00%
Class C return before taxes.................................................	31.78%	13.13%	16.86%
Institutional Class return before taxes..........................................	34.15%	14.30%	17.86%
Class R6 return before taxes................................................	34.22%	14.42%	18.00%
Class R return before taxes.................................................	33.46%	13.69%	17.19%
Class Y return before taxes..................................................	33.80%	14.04%	17.59%
S&P 500® Index (reflects no deduction for fees, expenses or taxes).....................	17.88%	14.42%	14.82%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)...............................................................	27.82%	18.02%	22.54%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Science and Technology Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 43.50%.
Bar Chart, Year to Date Return	43.50%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	28.28%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura Global Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Global Bond Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  1.19%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  9.39% for the quarter ended June 30, 2020, and its lowest quarterly return was -6.60% for the quarter ended March  31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	-0.24%	-0.55%	2.47%
Class A return after taxes on distributions.......................................	-1.73%	-1.82%	1.32%
Class A return after taxes on distributions and sale of Fund shares.....................	-0.16%	-0.97%	1.40%
Class C return before taxes.................................................	2.64%	-0.13%	2.47%
Institutional Class return before taxes..........................................	4.70%	0.86%	3.34%
Class R6 return before taxes................................................	4.83%	0.94%	3.38%
Class R return before taxes.................................................	4.19%	0.30%	2.67%
Class Y return before taxes..................................................	4.44%	0.61%	3.08%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes).......	8.17%	-2.15%	1.26%
Bloomberg Global Aggregate Index, Hedged to USD (reflects no deduction for fees, expenses or taxes)..............................................................	4.86%	0.34%	2.39%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura Global Bond Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of 1.19%.
Bar Chart, Year to Date Return	1.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura High Income Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021,  Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at  nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of  -0.76%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was  8.54% for the quarter ended June 30, 2020, and its lowest quarterly return was -15.83% for the quarter ended March  31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Class A return before taxes..................................................	0.96%	2.29%	4.88%
Class A return after taxes on distributions.......................................	-1.61%	-0.42%	1.97%
Class A return after taxes on distributions and sale of Fund shares.....................	0.52%	0.53%	2.42%
Class C return before taxes.................................................	3.89%	2.75%	4.90%
Institutional Class return before taxes..........................................	5.93%	3.76%	5.75%
Class R6 return before taxes................................................	6.20%	3.89%	5.90%
Class R return before taxes.................................................	5.40%	3.21%	5.16%
Class Y return before taxes..................................................	5.67%	3.51%	5.50%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes).........	7.30%	-0.36%	2.01%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes).	8.50%	4.50%	6.44%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800 523-1918
Nomura High Income Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Class A shares had a calendar year-to-date return of -0.76%.
Bar Chart, Year to Date Return	(0.76%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[2]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[3]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[4]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[5]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.